UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    _______

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     ______

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2017

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                   Annual Report
                                                               December 31, 2017

                                                 The Advisors' Inner Circle Fund

                                                                  [LOGO OMITTED]

                                                 Harvest Funds Intermediate Bond



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

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    7
Statement of Assets and Liabilities .......................................   16
Statement of Operations ...................................................   18
Statements of Changes in Net Assets .......................................   19
Financial Highlights ......................................................   21
Notes to Financial Statements .............................................   23
Report of Independent Registered Public Accounting Firm ...................   39
Disclosure of Fund Expenses ...............................................   41
Trustees and Officers of the Advisors' Inner Circle Fund ..................   44
Approval of Investment Advisory Agreement .................................   50
Notice to Shareholders ....................................................   54




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

For 2017, Class A of the Fund provided a total return of 10.13% before dividends, outperforming the JP Morgan Asia Credit Index China (JACI China) and Hong Kong (JACI HK) sub-indices, which returned 5.15% and 3.24%, respectively.

We maintained a relatively short duration (3.48yrs) and balanced mix of investment grade (53%) and high yield (38%) fixed income securities, we stayed with defensive sectors within the Chinese credit space and selectively invest outside of China, including Australia, India, Indonesia and other emerging markets.

During the second half, the US Treasury (UST) yield trended down to 2.05% in September due to disappointing inflation and job data, and rebounded to 2.4% in year end along with the announcement of new tax policy and the expectation of rate hike. In 3Q, we trimmed portfolio risk when the Treasury trended down and took the opportunity to add risk in USD Investment Grade bonds (IG) when the Treasury rebound to 2.3% as it provided better risk-reward over High Yield bonds (HY). In 4Q, market was overall on the soft side towards year end, mainly due to profit taking, as well as increased supply post the 19th Party Congress meeting as regulator approved more issuance quota than market has anticipated. We took advantage of the weak market sentiment to switch out of the stable short dated bonds to longer tenor where sell off was most severe. We also selectively participated in new issue offerings that came cheap due to year end illiquidity.

MARKET REVIEW

Global credit market performed well in 2017 given less hawkish central bank talk from the Fed and European Central Bank (ECB), higher commodity prices and stronger corporate earnings. The technical for Emerging Markets (EM) bond funds remained supportive due to accommodative Development Bank (DM) monetary policy and strong inflow, totaling USD60bn year-to-date. Asia credit lagged other EM regions and performed in line with US peers, reflecting its lower beta and it evolved more akin to DM market. Given its expanding local investor base and high credit rating, Asia credit had been and should remain less volatile. Within Asia, China credits have delivered decent cumulative total returns relative to other countries in Asia.

CEMBI Broad Index returned 3% in 2017. Africa is delivering the higher returns among the CEMBI regions at around 5.68%, following by Latin America (+5.49%) and Europe (+2.52%) . The best performing sectors were Metals & Mining (+7.89%),

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THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

Pulp & Paper (+4.63%) and Oil & Gas (+4.61%) . The worst performing sectors were Consumer (+0.77%), Infrastructure (+1.62%) and Financials (+1.93%) .

In Asia, the JACI Index returned 1.89% for 2017. Asia sovereign performed well in 2017 (+2.8%) as it benefited from strong inflow into EMBIG bond funds. Its relatively long duration also amplified the impact of flatter UST yield curve. Overall performance of HY corporate (+2.89%) was dragged down by outsized movements of a few idiosyncratic events, including Noble, Reliance Communication and GCX. Financials (+1.24%) was capped by its short-duration and heavy supply from China. IG corporate (+1.39%) and quasi-sovereign (+1.52%) came in the middle.

In CNH bond markets, the FTSE-BOCHK Offshore Renminbi (RMB) Bond Index returned 2.08% in CNH terms for 2017. CNH primary activity was still quiet. Gross issuance was up 17% to RMB95bn in 2017 from RMB81bn in 2016. Of the total, RMB73bn was CDs. The remaining 22bn was bond issuance. In 2017, RMB has appreciated by 3.93% against USD, in contrast to overall weak market expectation in 2016. Investors 'expectation of a weaker RMB has been fading, and concerns about currency depreciation is no longer the main factor discouraging CNH bond investment.

OUTLOOK ON MARKET

Driven by improvements in earnings and financial metrics of issuers within Asia and China, we still see value in the region. The macro backdrop also remains supportive with above potential GDP growth expected. Steady fund inflow from both outside the region and within Asia continues to provide technical support to the bond market. The region also experiences lower volatility compared to other EM countries given the stable macro outlook.

In particular, we expect further central bank normalization in 2018 and remain constructive on the HY segment that buffers against interest rate increases. Defaults are expected to remain low and this will help support the overall market sentiment. The turn in the commodity market should also signal an improvement in supply and demand dynamics and help support earnings growth for many commodities related HY companies.

Primary issuance will be expected to continue in the first half of the year, where gross supply is expected to reach USD300bn by the end of 2018. As such, we also remain selective on participation and prefer to invest in issuers with solid fundamentals that do not face near term liquidity problems.

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THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

FUND POSITIONING

We hold a constructive view on the credit market in the near term despite the strong primary supply in the pipeline. We believe fundamentals continue to be supportive for Asian corporate bonds, and in particular China credits will remain more defensive given its relatively stable fundamentals and strong onshore buying. Despite higher rate outlook for the year, we believe that there is still scope for credit spread to tighten given deleveraging trends and decent yield pickup over developed markets. We favor high quality China HY credits for yield carry, and we also like selected Indian and Indonesia HY exposure given their long term growth potential and more attractive valuations as compared to the Chinese counterparts. On the IG front, we prefer issuers with improving credit profiles that have potential for spread tightening on a stand-alone basis. Our preference remains with the larger, listed names, both in the corporate space and banks, as well as strategically important SOEs and companies in defensive sectors. We are also selectively investing in EM credits given the more attractive valuations compared to other regions.

We expect US treasury yields to continue range-bound in the near term. Hence, we will continue with our dynamic hedging strategy to manage duration -- adding to duration when rates move higher and vice versa. We expect US 10yr treasury yield to gradually trend higher towards high 2% at end-2018. Given our favorable view on RMB exchange rate for 2018, we are comfortable to hold on our CNH bond positions.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

JP MORGAN ASIA CREDIT INDEX (JACI) TRACKS TOTAL RETURN PERFORMANCE OF THE ASIA FIXED-RATE DOLLAR BOND MARKET. JACI IS A MARKET CAP-INDEX COMPRISING OF SOVEREIGN, QUASI-SOVEREIGN AND CORPORATE BONDS. THE FUND'S BENCHMARK INDEX IS COMPRISED OF JACI 50% HONG KONG TOTAL RETURN AND 50% CHINA TOTAL RETURN INDEX. THE BENCHMARK INDEX RETURNS DO NOT REFLECT ANY MANAGEMENT FEES, TRANSACTION COSTS OR EXPENSES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE EFFECT TO DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASE VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE. MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.25% .

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

DEFINITION OF COMPARATIVE INDICES

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds and it is partitioned by country, sector and credit rating. The JACI universe of securities represents a liquid and diverse set of issues that fairly represents Asia dollar bond opportunities, tracking total return performance on a daily basis. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

CEMBI BROAD INDEX a global, liquid corporate emerging markets benchmark that tracks U.S.-denominated corporate bonds issued by emerging markets entities.

FTSE-BOCHK OFFSHORE RENMINBI (RMB) BOND INDEX tracks the total return performance of offshore RMB-denominated bonds which are issued and settled outside the People's Republic of China and fulfil a set of specified and transparent criteria for eligibility.

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN FOR
                                                                           THE PERIOD ENDED DECEMBER 31, 2017*
                                                                          -------------------------------------
                                                                                                   ANNUALIZED
                                                                          ONE YEAR   THREE YEAR   INCEPTION TO
                                                                           RETURN      RETURN        DATE**
                                                                          ---------- ------------ -------------
Harvest Funds Intermediate Bond, Institutional Class Shares                10.43%      6.50%         6.36%
                                                                           ------      ------        -----
Harvest Funds Intermediate Bond, Class A Shares with sales charge           5.42%      4.78%         5.26%
                                                                           ------      ------        -----
Harvest Funds Intermediate Bond, Class A Shares without sales charge       10.13%      6.31%         6.21%
                                                                           ------      ------        -----
50/50 Hybrid consisting of JPMorgan Asia Credit Index, China
  Total Return Index and JPMorgan Asia Credit Index, Hong Kong
  Total Return Index                                                        4.19%      4.22%         4.17%
                                                                            -----      ------        -----
JPMorgan Asia Credit Index, China Total Return Index                        5.15%      5.25%         4.83%
                                                                            -----      ------        -----
JPMorgan Asia Credit Index, Hong Kong Total Return Index                    3.24%      3.20%         3.50%
                                                                            -----      ------        -----

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------------------------
                      Initial Investment Date           2/27/13      Dec 13       Dec 14       Dec 15       Dec 16       Dec 17
------------------------------------------------------------------------------------------------------------------------------------
Harvest Intermediate Bond Fund, Institutional           $10,000      $10,609      $11,156      $11,664      $12,202      $13,474
------------------------------------------------------------------------------------------------------------------------------------
Harvest Intermediate Bond Fund, A Shares                 $9,575      $10,158      $10,663      $11,122      $11,622      $12,799
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Asia Credit Index                             $10,000       $9,850      $10,670      $10,969      $11,607      $12,277
------------------------------------------------------------------------------------------------------------------------------------
50/50 Hybrid of the following:                          $10,000      $10,007      $10,765      $11,147      $11,696      $12,186
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Asia Credit Index, Hong Kong                  $10,000       $9,979      $10,746      $10,977      $11,440      $11,811
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Asia Credit Index, China                      $10,000      $10,034      $10,782      $11,318      $11,954      $12,570
------------------------------------------------------------------------------------------------------------------------------------

*    IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS
     WOULD HAVE BEEN LOWER.
**   COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE
FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER
THAN THE PERFORMANCE SHOWN. FOR PERFORMANCE FOR THE MOST RECENT MONTH END
PLEASE CALL1-855-573-6994. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO
REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE
PROSPECTUS DATED MAY 1, 2017, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE
FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL
FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM
EXCEEDING 0.88% AND 1.13% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE
INSTITUTIONAL CLASS AND CLASS A SHARES, RESPECTIVELY UNTIL APRIL 30, 2018. IN
THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED. THE FUND'S
PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO
NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE
FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 5.

                                       6


THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
25.3% Other
22.8% Bank and Financial
10.4% HY Property CH
8.9% Consumer
6.5% Industrial
6.3% Construction, Materials, Equipment and Cement
4.6% IG Property CH
4.0% Supranational
3.5% Conglomerate
2.4% Sovereign & Quasi
2.2% Energy
1.4% Property
1.1% REITS
0.6% Utilities

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 93.8%
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------

AUSTRALIA -- 8.4%
   Australia & New Zealand Banking Group
     Callable 06/15/2026 @ $100
     6.750%, VAR USD ICE Swap 5 Year+5.168%,
       12/29/2049 ..................................    $ 600,000            $682,500
   Incitec Pivot Finance MTN
     Callable 05/03/2027 @ $100
     3.950% , 08/03/2027 ...........................      450,000             450,059
   Macquarie Bank Callable 03/08/2027 @ $100
     6.125%, VAR USD Swap Semi 30/360 5 Year
       Curr+3.703% , 12/29/2049 ....................      400,000             415,500
   QBE Insurance Group MTN
     Callable 05/16/2025 @ $100
     5.250%, VAR US Treasury Yield Curve Rate T
       Note 5 Year+3.047% , 05/16/2166 .............      500,000             508,735
   Santos Finance MTN
     Callable 06/14/2027 @ $100
     4.125% , 09/14/2027 ...........................      450,000             443,855
   Virgin Australia Holdings
     7.875% , 10/15/2021 ...........................      200,000             206,000
                                                                            ---------
                                                                            2,706,649
                                                                            ---------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------
BRAZIL -- 0.7%
   Banco do Brasil
       Callable 04/15/2023 @ $100
       9.250%, VAR US Treasury Yield Curve Rate T
           Note 10 Year+7.327%, 10/15/2166 .........    $   200,000         $ 216,750
                                                                            ---------
CANADA -- 1.2%
   Bank of Nova Scotia
       Callable 10/12/2022 @ $100
       4.650%, 12/29/2049 (A) ......................        400,000           397,620
                                                                            ---------
CAYMAN ISLANDS -- 0.8%
   Pearl Holding III
       Callable 12/11/2019 @ $105
       9.500%, 12/11/2022 ..........................        250,000           249,100
                                                                            ---------
CHINA -- 53.6%
   21Vianet Group
       7.000%, 08/17/2020 ..........................        200,000           201,514
   Anton Oilfield Services Group
       9.750%, 12/05/2020 ..........................        200,000           202,270
   Bank of Chongqing
       Callable 12/20/2022 @ $100
       5.400%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+3.210%, 12/20/2166 ..........        200,000           199,450
   Bank of Qingdao MTN
       Callable 09/19/2022 @ $100
       5.500%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+3.761%, 12/29/2049 ..........        200,000           200,250
   Baoxin Auto Finance I
       Callable 10/30/2020 @ $100
       5.625%, VAR US Treasury Yield Curve Rate T
           Note 3 Year+8.909%, 04/30/2166 ..........        600,000           591,800
   CCB Life Insurance
       Callable 04/21/2022 @ $100
       4.500%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+2.680%, 04/21/2077 ..........        300,000           307,179
   Charming Light Investments MTN
       4.375%, 12/21/2027 ..........................        200,000           200,905
   Chengdu Communications Investment Group
       4.750%, 12/13/2027 ..........................        250,000           246,580


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------
   China Aoyuan Property Group
       Callable 09/13/2020 @ $103
       5.375%, 09/13/2022 ..........................    $   400,000         $ 383,362
   China Evergrande Group
       Callable 03/23/2020 @ $104
       8.250%, 03/23/2022 ..........................        400,000           423,541
   China Minmetals
       Callable 11/13/2022 @ $100
       3.750%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+4.717%, 05/13/2166 ..........        550,000           540,645
   China New Town Finance I
   5.500%, 05/07/2018                         CNY ..      2,700,000           413,997
China State Construction Finance Cayman II
   3.875%, 11/29/2027 ..............................        400,000           394,008
Chinalco Capital Holdings
   4.250%, 04/21/2022 ..............................        450,000           450,828
Chong Hing Bank
   Callable 07/26/2022 @ $100
   3.876%, VAR US Treasury Yield Curve Rate T
       Note 5 Year+2.030%, 07/26/2027 ..............        200,000           198,532
Chouzhou International Investment
   4.000%, 12/05/2020 ..............................        300,000           298,779
CIFI Holdings Group
   Callable 02/28/2021 @ $100
   5.375%, VAR US Treasury Yield Curve Rate T
       Note 3 Year+7.427%, 08/28/2166 ..............        500,000           490,638
Dawn Victor
   5.500%, 06/05/2018 ..............................        400,000           401,478
Easy Tactic
   Callable 11/17/2020 @ $103
   5.875%, 02/13/2023 ..............................        400,000           396,572
Fantasia Holdings Group
   Callable 07/05/2020 @ $104
   7.950%, 07/05/2022 ..............................        350,000           350,876
Far East Horizon MTN
   Callable 06/14/2022 @ $100
   4.350%, VAR US Treasury Yield Curve Rate T
       Note 5 Year+7.620%, 12/31/2049 ..............        600,000           598,286


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------
   Franshion Brilliant
       Callable 01/03/2023 @ $100
       4.000%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+5.238%, 12/31/2049 ..........    $   500,000         $ 491,469
   Golden Wheel Tiandi Holdings
       8.250%, 11/03/2019 ..........................        350,000           357,000
   HeSteel Hong Kong
       4.250%, 04/07/2020 ..........................        400,000           400,021
   Huaneng Hong Kong Capital
       Callable 10/30/2022 @ $100
       3.600%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+6.596%, 04/30/2166 ..........        500,000           488,750
   Huarong Finance 2017 MTN
       Callable 11/07/2022 @ $100
       4.000%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+6.983%, 05/07/2166 ..........        200,000           198,085
   Huarong Finance II MTN
       4.875%, 11/22/2026 ..........................        200,000           206,668
   KWG Property Holding
       Callable 03/15/2020 @ $103
       6.000%, 09/15/2022 ..........................        500,000           499,532
   Lenovo Perpetual Securities MTN
       Callable 03/16/2022 @ $100
       5.375%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+6.257%, 12/29/2049 ..........        450,000           451,980
   Logan Property Holdings
       Callable 05/23/2020 @ $103
       5.250%, 02/23/2023 ..........................        400,000           379,975
   Overseas Chinese Town Asia Holdings
       Callable 10/10/2020 @ $100
       4.300%, VAR US Treasury Yield Curve Rate T
           Note 3 Year+7.708%, 04/10/2166 ..........        400,000           398,025
   Postal Savings Bank of China
       Callable 09/27/2022 @ $100
       4.500%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+2.634%, 09/27/2166 ..........        400,000           392,500
   Redco Properties Group
       7.000%, 11/14/2018 ..........................        400,000           402,000
   Ronshine China Holdings
       Callable 12/08/2018 @ $103
       6.950%, 12/08/2019 ..........................        500,000           487,517


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------
   Shanghai Port Group BVI Holding
       0.107%, 08/09/2022 (B) ......................    $   300,000         $ 291,375
   Times Property Holdings
       Callable 11/30/2020 @ $102
       6.600%, 03/02/2023 ..........................        400,000           396,518
   Unigroup International Holdings
       6.000%, 12/10/2020 ..........................        500,000           520,049
   Vanke Real Estate Hong Kong MTN
       3.975%, 11/09/2027 ..........................        450,000           447,993
   Wanda Properties International
       7.250%, 01/29/2024 ..........................        400,000           400,516
   Weibo
       1.250%, 11/15/2022 ..........................        300,000           329,438
   Weichai International Hong Kong Energy Group
       Callable 09/14/2022 @ $100
       3.750%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+6.084%, 12/29/2049 ..........        500,000           491,332
   Well Hope Development
       Callable 10/19/2022 @ $100
       3.875%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+6.927%, 04/19/2166 ..........        550,000           542,934
   Yancoal International Resources Development
       Callable 04/13/2020 @ $100
       5.750%, VAR US Treasury Yield Curve Rate T
           Note 3 Year+8.300%, 12/29/2049 ..........        400,000           404,579
   Yangzhou Urban Construction State-owned Asset
       Holding Group
       4.375%, 12/19/2020 ..........................        400,000           401,626
   Yida China Holdings
       6.950%, 04/19/2020 ..........................        400,000           370,019
                                                                           ----------
                                                                           17,241,391
                                                                           ----------
HONG KONG -- 11.6%
   Bank of East Asia
       Callable 05/18/2022 @ $100
       5.625%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+3.682%, 12/31/2049 ..........        500,000           514,469
   China Cinda Finance MTN
       4.400%, 03/09/2027 ..........................        400,000           405,369
   China Great Wall International Holdings III MTN
       3.875%, 08/31/2027 ..........................        400,000           389,897


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------
   Jiayuan International Group
       8.250%, 11/14/2018 ..........................    $   600,000         $ 600,597
   Nan Fung Treasury MTN
       3.875%, 10/03/2027 ..........................        300,000           289,039
   Nanyang Commercial Bank
       Callable 06/02/2022 @ $100
       5.000%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+3.205%, 12/31/2049 ..........        450,000           449,393
   New World China Land
       4.750%, 01/23/2027 ..........................        560,000           580,570
   Nuoxi Capital
       4.575%, 04/20/2020 ..........................        200,000           200,011
   Sun Hung Kai & BVI
       4.650%, 09/08/2022 ..........................        300,000           300,026
                                                                            ---------
                                                                            3,729,371
                                                                            ---------
INDIA -- 3.1%
   Adani Transmission
       4.000%, 08/03/2026 ..........................        200,000           198,601
   BPRL International Singapore Pte MTN
       4.375%, 01/18/2027 ..........................        200,000           206,240
   Hindustan Petroleum
       4.000%, 07/12/2027 ..........................        300,000           300,469
   Power Finance MTN
       3.750%, 12/06/2027 ..........................        300,000           293,595
                                                                            ---------
                                                                              998,905
                                                                            ---------
INDONESIA -- 4.0%
   ABM Investama
       Callable 08/01/2020 @ $104
       7.125%, 08/01/2022 ..........................        600,000           618,061
   Alam Synergy Pte
       Callable 01/29/2018 @ $103
       6.950%, 03/27/2020 ..........................        250,000           252,500
       Callable 04/24/2020 @ $103
       6.625%, 04/24/2022 ..........................        200,000           197,001
   Jababeka International BV
       Callable 10/05/2020 @ $103
       6.500%, 10/05/2023 ..........................        200,000           206,310
                                                                            ---------
                                                                            1,273,872
                                                                            ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        Face Amount(1)         Value
                                                       ----------------       -------

JAPAN -- 1.7%
   Asahi Mutual Life Insurance
       Callable 01/24/2022 @ $100
       7.250%, VAR USD Swap Semi 30/360 5 Year
           Curr+6.340%, 12/31/2049 .................    $   500,000         $ 536,637
                                                                            ---------
MALAYSIA -- 4.1%
   Gohl Capital
       4.250%, 01/24/2027 ..........................        300,000           307,658
   Parkway Pantai MTN
       Callable 07/27/2022 @ $100
       4.250%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+4.430%, 12/31/2049 ..........        500,000           501,250
   Press Metal Labuan
       Callable 10/30/2020 @ $102
       4.800%, 10/30/2022 ..........................        500,000           503,811
                                                                            ---------
                                                                            1,312,719
                                                                            ---------
MONGOLIA -- 2.4%
   Mongolia Government International Bond MTN
       10.875%, 04/06/2021 .........................        400,000           469,688
       5.125%, 12/05/2022 ..........................        300,000           297,043
                                                                            ---------
                                                                              766,731
                                                                            ---------
TAIWAN -- 1.2%
   Shanghai Commercial Bank
       Callable 11/29/2022 @ $100
       3.750%, VAR US Treasury Yield Curve Rate T
           Note 5 Year+1.705%, 11/29/2027 ..........        400,000           396,461
                                                                           ----------
UNITED KINGDOM -- 1.0%
   HSBC Holdings
       Callable 05/22/2027 @ $100
       6.000%, 12/31/2049 (A) ......................        300,000           315,375
                                                                           ----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost$30,045,161).                                                  30,141,581
                                                                           ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.0%
--------------------------------------------------------------------------------
                                                              Shares           Value
                                                             --------         -------
UNITED KINGDOM -- 4.0%
   db x-trackers II - Harvest CSI China Sovereign
       Bond UCITS ETF. .............................           38,558       $ 832,756
   db x-trackers II Iboxx USD Liquid Asia Ex-Japan
       Corporate Bond UCITS ETF* ...................            3,778         447,712
                                                                            ---------
   TOTAL EXCHANGE TRADED FUNDS
       (Cost $1,284,920) ...........................                        1,280,468
                                                                            ---------

 COMMON STOCK -- 1.1%
UNITED STATES -- 1.1%
   Altisource Residential REIT .....................           18,080         214,429
   Uniti Group REIT ................................            8,600         152,994
                                                                          -----------
   TOTAL COMMON STOCK
       (Cost$482,144) ..............................                          367,423
                                                                          -----------

TOTAL INVESTMENTS-- 98.9%
   (Cost$31,812,225) ...............................                      $31,789,472
                                                                          ===========

A summary of the outstanding futures contracts held by the Fund at December 31, 2017, is as follows:

                   NUMBER OF
TYPE OF            CONTRACTS       EXPIRATION      NOTIONAL                  UNREALIZED
CONTRACT           SHORT           DATE            AMOUNT        VALUE       APPRECIATION
---------------------------------------------------------------------------------------
U.S. 10-Year
  Treasury Note      (16)          Mar-2018     $(1,996,750)  $(1,984,750)    $ 12,000

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2017, is as follows:

                                                                             UNREALIZED
                            SETTLEMENT     CURRENCY           CURRENCY      APPRECIATION
COUNTERPARTY                   DATE       TO DELIVER         TO RECEIVE    (DEPRECIATION)
------------------------------------------------------------------------------------------
Credit Suisse First
Boston                    01/22/18 USD    3,000,000        CNY 19,990,500    $ 65,624
Credit Suisse First
Boston                    04/03/18 USD      450,000        CNY  2,950,875         240
                                                                              -------
                                                                             $ 65,864
                                                                             --------
Percentages are based on Net Assets of $32,128,589.

*    Non-income producing security.
(1)  In U.S. dollars unless otherwise indicated.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

(A) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CNY -- China Yuan Renminbi
ETF -- Exchange Traded Fund
ICE -- Intercontinental Exchange
MTN -- Medium Term Note
REIT -- Real Estate Investment Trust
UCITS -- Undertakings for Collective Investment in Transferable Securities USD -- U.S. Dollar
VAR -- Variable Rate

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES               LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------
  Corporate Obligations                $       --    $30,141,581    $     --  $ 30,141,581
  Exchange Traded Funds                 1,280,468             --          --     1,280,468
  Common Stock                            367,423             --          --       367,423
                                       ---------------------------------------------------
Total Investments in Securities        $1,647,891    $30,141,581    $     --  $ 31,789,472
                                       ===================================================

------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS             LEVEL 1        LEVEL 2       LEVEL 3      TOTAL
------------------------------------------------------------------------------------------
  Futures Contracts *
    Unrealized Appreciation            $ 12,000      $      --       $     --   $ 12,000
  Forwards Contracts *
    Unrealized Appreciation                  --         65,864             --     65,864
                                       ---------------------------------------------------
Total Other Financial Instruments      $ 12,000      $  65,864       $     --   $ 77,864
                                       ===================================================

* Futures contracts and forward foreign currency contracts are valued at the net unrealized appreciation on the instrument.

For the year ended December 31, 2017, there have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the year.

For the year ended December 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITES
--------------------------------------------------------------------------------

ASSETS:
  Investments, at Value (Cost $31,812,225) ..................................   $31,789,472
  Foreign Currency, at Value (Cost $44,384) .................................        45,151
  Receivable for Investment Securities Sold .................................       810,634
  Dividends and Interest Receivable .........................................       350,803
  Cash Pledged as Collateral for Futures Contracts ..........................       168,580
  Cash Pledged as Collateral for Forward Foreign Currency Contracts .........       150,065
  Unrealized Appreciation on Forward Foreign Currency Contracts .............        65,864
  Receivable for Capital Shares Sold ........................................        65,190
  Due from Adviser ..........................................................        17,572
  Prepaid Expenses ..........................................................        27,606
                                                                                ------------
TOTAL ASSETS ................................................................    33,490,937
                                                                                ------------
LIABILITIES:
  Due to Custodian ..........................................................       658,671
  Payable for Investment Securities Purchased ...............................       398,000
  Payable for Capital Shares Redeemed .......................................       235,075
  Audit Fees Payable ........................................................        13,400
  Due to Administrator ......................................................        10,617
  Payable for Variation Margin ..............................................         3,250
  Legal Fees Payable ........................................................         3,226
  Distribution Fees Payable (Class A Shares) ................................         2,991
  Chief Compliance Officer Fees Payable .....................................         1,522
  Unrealized Depreciation on Spot Currency Contracts ........................           777
  Trustees Fees Payable .....................................................            93
  Other Accrued Expenses ....................................................        34,726
                                                                                ------------
TOTAL LIABILITIES ...........................................................     1,362,348
                                                                                ------------
NET ASSETS ..................................................................   $32,128,589
                                                                                ============
NET ASSETS CONSIST OF:
  Paid-in Capital ...........................................................   $31,945,317
  Distributions in Excess of Net Investment Income ..........................       (71,350)
  Accumulated Net RealizedGain on Investments, Futures Contracts,
    Forward Foreign Currency Contracts and Foreign Currency Transactions. ...       199,413
  Net UnrealizedDepreciation on Investments .................................       (22,753)
  Net Unrealized Appreciation on Futures Contracts ..........................        12,000
  Net Unrealized Appreciation on Forward Foreign Currency Contracts,
    Foreign Currency Transactions and Translation of Other Assets and
    Liabilities Denominated in Foreign Currencies ...........................        65,962
                                                                                ------------
NET ASSETS ..................................................................   $32,128,589
                                                                                ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITES
--------------------------------------------------------------------------------

NET ASSET VALUE PRICE PER SHARE
  INSTITUTIONAL CLASS SHARES ($18,221,790  1,830,057 SHARES)
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE) .................................   $      9.96
                                                                                ============
NET ASSET VALUE PRICE PER SHARE
  CLASS A SHARES ($13,906,799  1,394,002 SHARES)
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE) .................................   $      9.98
                                                                                ============
MAXIMUM OFFERING PRICE PER SHARE - CLASS A ($9.98/95.75%) ...................   $     10.42
                                                                                ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income ...........................................................   $ 2,312,887
  Dividend Income ...........................................................        88,785
                                                                                ------------
TOTAL INVESTMENT INCOME .....................................................     2,401,672
                                                                                ------------
EXPENSES:
  Investment Advisory Fees ..................................................       345,852
  Administration Fees .......................................................       125,002
  Distribution Fees (Class A Shares) ........................................        50,241
  Trustees' Fees ............................................................        15,792
  Chief Compliance Officer Fees .............................................         5,813
  Transfer Agent Fees .......................................................       106,769
  Registration Fees .........................................................        40,205
  Legal Fees ................................................................        32,382
  Audit Fees ................................................................        28,308
  Printing Fees .............................................................        26,600
  Custodian Fees ............................................................        13,151
  Insurance and Other Expenses ..............................................        28,753
                                                                                ------------
TOTAL EXPENSES ..............................................................       818,868
LESS:
  Waiver of Investment Advisory Fees ........................................      (345,852)
  Reimbursement by Investment Adviser .......................................       (16,943)
                                                                                ------------
NET EXPENSES ................................................................       456,073
                                                                                ------------
NET INVESTMENT INCOME .......................................................     1,945,599
                                                                                ------------
NET REALIZEDGAIN ON INVESTMENTS .............................................     1,673,368
NET REALIZED LOSS ON FUTURES CONTRACTS ......................................       (23,766)
NET REALIZED LOSS ON FORWARD FOREIGN CURRENCY CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS .............................................       (40,627)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ........................     1,016,365
NET CHANGE IN UNREALIZED APPRECIATION ON FUTURES CONTRACTS ..................        12,000
NET CHANGE IN UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION OF
  OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............        60,540
                                                                                ------------
NET REALIZED AND UNREALIZED GAINON INVESTMENTS, FUTURES
  CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY
  TRANSACTIONS AND TRANSLATION OF OTHER ASSETS AND LIABILITIES
  DENOMINATED IN FOREIGN CURRENCIES .........................................     2,697,880
                                                                                ------------
NETINCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $ 4,643,479
                                                                                ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               YEAR ENDED            YEAR ENDED
                                                              DECEMBER 31,          DECEMBER 31,
                                                                  2017                  2016
                                                           -----------------     -----------------
OPERATIONS:
  Net Investment Income ................................    $   1,945,599           $  2,724,154
  Net RealizedGain (Loss) on Investments, Futures
    Contracts, Forward Foreign Currency Contracts
    and Foreign Currency Transactions ..................        1,608,975               (114,114)
  Net Change in UnrealizedAppreciation on
    Investments, Futures Contracts, Forward
    Foreign Currency Contracts and Foreign
    Currency Transactions and Translation of other
    Assets and Liabilities Denominated in Foreign
    Currencies .........................................        1,088,905                 84,483
                                                           ----------------        --------------
  NET INCREASEIN NET ASSETS RESULTING FROM
    OPERATIONS .........................................        4,643,479              2,694,523
                                                           ----------------        --------------
DIVIDENDS AND DISTRIBUTIONS:
  NET INVESTMENT INCOME
    Institutional Class ................................       (1,125,360)            (1,050,821)
    Class A ............................................         (788,623)              (751,834)
  NET REALIZED GAINS
    Institutional Class ................................         (885,080)              (405,079)
    Class A ............................................         (611,567)              (365,913)
                                                           ----------------        --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS . ..................       (3,410,630)            (2,573,647)
                                                           ----------------        --------------
CAPITAL SHARE TRANSACTIONS:(1)
Institutional ClassShares:
    Issued .............................................        8,572,727             12,381,036
    Reinvestment of Distributions ......................        2,008,290              1,333,375
    Redemption Fees - Note 2 ...........................               --                     25
    Redeemed ...........................................      (19,864,499)           (23,732,414)
                                                           ----------------        --------------
  NETINSTITUTIONAL CLASS SHARE TRANSACTIONS ............       (9,283,482)           (10,017,978)
                                                           ----------------        --------------
Class AShares:
    Issued .............................................        3,776,851              7,917,385
    Reinvestment of Distributions ......................        1,240,354              1,008,211
    Redemption Fees - Note 2 ...........................            3,809                  5,143
    Redeemed ...........................................      (16,538,266)            (4,226,769)
                                                           ----------------        --------------
  NETCLASS A SHARE TRANSACTIONS ........................      (11,517,252)             4,703,970
                                                           ----------------        --------------
NETDECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS .......................................      (20,800,734)            (5,314,008)
                                                           ----------------        --------------
TOTALDECREASE IN NET ASSETS ............................      (19,567,885)            (5,193,132)
                                                           ----------------        --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               YEAR ENDED            YEAR ENDED
                                                              DECEMBER 31,          DECEMBER 31,
                                                                  2017                  2016
                                                           -----------------     -----------------
NET ASSETS:
  Beginning of Year ....................................       51,696,474             56,889,606
                                                           ----------------        --------------
  End of Year (including distributions in excess of net
    investment income of $(71,350) and $(75,574),
    respectively) ......................................     $ 32,128,589           $ 51,696,474
                                                           ================        ==============

(1) For share transactions, see Note 6 in the Notes to Financial Statements. Amounts designated as "--" are $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SELECTED PER SHARE DATA & RATIOS
                                                       FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

                                            YEAR             YEAR             YEAR            YEAR           PERIOD
                                           ENDED             ENDED            ENDED           ENDED           ENDED
                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
INSTITUTIONAL CLASS SHARES                  2017             2016             2015            2014            2013*
                                         --------------------------------------------------------------------------------

Net Asset Value, Beginning of
Year/Period ..........................    $   9.83            $ 9.86           $   9.93        $  10.06         $  10.00
                                          ---------           -------          ---------       ---------        ---------
Income (Loss) from Operations:
  Net Investment Income(1) ...........        0.44              0.49               0.49            0.49             0.37
Net Realized and Unrealized
  Gain (Loss) ........................        0.57             (0.03)             (0.04)           0.03             0.23
                                          ---------           -------          ---------       ---------        ---------
Total from Operations ................        1.01              0.46               0.45            0.52             0.60
                                          ---------           -------          ---------       ---------        ---------
Redemption Fees ......................    $     --            $ 0.00(2)        $     --        $     --         $   0.00(2)
                                          ---------           -------          ---------       ---------        ---------
Dividends and Distributions:
  Net Investment Income ..............       (0.46)            (0.34)             (0.52)          (0.50)           (0.50)
  Net Realized Gain ..................       (0.42)            (0.15)              0.00(2)        (0.15)           (0.04)
                                          ---------           -------          ---------       ---------        ---------
Total Dividends and
Distributions ........................       (0.88)            (0.49)             (0.52)          (0.65)           (0.54)
                                          ---------           -------          ---------       ---------        ---------
Net Asset Value, End of Year/
Period ...............................    $   9.96            $ 9.83           $   9.86        $   9.93         $  10.06
                                          =========           =======          =========       =========        =========
TOTAL RETURN+ ........................       10.43%             4.61%              4.56%           5.16%            6.09%
                                          =========           =======          =========       =========        =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year/Period
  (Thousands) ........................    $ 18,222          $ 26,946           $ 36,803        $ 25,824         $ 19,130
Ratio of Expenses to Average
  Net Assets .........................        0.88%             0.88%              0.88%           0.88%(3)         0.88%(3)**
Ratio of Expenses to Average
  Net Assets (Excluding Waivers
  and Fees Paid Indirectly) ..........        1.67%             1.48%              1.47%           1.89%            4.53%**
Ratio of Net InvestmentIncome
  to Average Net Assets ..............        4.29%             4.90%              4.84%           4.81%            4.37%**
Portfolio Turnover Rate ..............         352%              171%               210%            336%             372%***


     AMOUNTS DESIGNATED AS "--"  ARE $0.

*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED
***  NOT ANNUALIZED
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSES OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.
+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SELECTED PER SHARE DATA & RATIOS
                                                       FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

                                            YEAR             YEAR             YEAR            YEAR           PERIOD
                                           ENDED             ENDED            ENDED           ENDED           ENDED
                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
CLASS A SHARES                              2017             2016             2015            2014            2013*
                                         --------------------------------------------------------------------------------
Net Asset Value, Beginning of
Year/Period ..........................    $   9.85         $   9.86          $   9.93        $  10.06        $  10.00
                                          ---------        ---------         ---------       ---------       ---------
Income (Loss) from Operations:
  Net Investment Income(1) ...........        0.42             0.47              0.47            0.47            0.39
Net Realized and Unrealized
  Gain (Loss) ........................        0.57            (0.02)            (0.05)           0.02            0.14
                                          ---------        ---------         ---------       ---------       ---------
Total from Operations ................        0.99             0.45              0.42            0.49            0.53
                                          ---------        ---------         ---------       ---------       ---------
Redemption Fees ......................    $   0.00(2)      $   0.00(2)       $   0.00(2)     $   0.01        $   0.07
                                          ---------        ---------         ---------       ---------       ---------
Dividends and Distributions:
  Net Investment Income ..............       (0.44)           (0.31)            (0.49)          (0.48)          (0.50)
  Net Realized Gain ..................       (0.42)           (0.15)             0.00(2)        (0.15)          (0.04)
                                          ---------        ---------         ---------       ---------       ---------
Total Dividends and
Distributions ........................       (0.86)           (0.46)            (0.49)          (0.63)          (0.54)
                                          ---------        ---------         ---------       ---------       ---------
Net Asset Value, End of Year/
Period ...............................    $   9.98         $   9.85          $   9.86        $   9.93        $  10.06
                                          =========        =========         =========       =========       =========
TOTAL RETURN .........................       10.13%            4.60%             4.30%           4.97%           6.09%
                                          =========        =========         =========       =========       =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year/Period
  (Thousands) ........................    $ 13,907         $ 24,750          $ 20,087        $ 12,907        $    490
Ratio of Expenses to Average
  Net Assets .........................       1.13%             1.13%             1.13%           1.13%(3)        1.13%(3)**
Ratio of Expenses to Average
  Net Assets (Excluding Waivers
  and Fees Paid Indirectly) ..........       1.91%             1.74%             1.73%           2.06%           4.79%**
Ratio of Net InvestmentIncome
  to Average Net Assets ..............       4.12%             4.66%             4.64%           4.58%           4.13%**
Portfolio Turnover Rate ..............        352%              171%              210%            336%            372%***

     AMOUNTS DESIGNATED AS "--"  ARE $0.

*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED
***  NOT ANNUALIZED
+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 55 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The Fund is diversified and its investment objective is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Fund.
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust's Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of December 31, 2017, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

     o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For details of the investment classification, reference the Schedule of Investments.

     For the year ended December 31, 2017, there have been no significant changes to the Fund's fair value methodologies.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund generally bifurcates the portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) in included in the Statement of Operations under 'Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions'. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.

     To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

     Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

     For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

     The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at December 31, 2017:

                                              VALUE OF    VALUE OF     COLLATERAL PLEDGED       NET
     DERIVATIVE TYPE                           ASSET      LIABILITY          BY FUND           AMOUNT
     ----------------------------------------------------------------------------------------------------
     Forward Foreign Currency Exchange
     Contracts                                 $65,864     $    --         $       --          $65,864

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     For the year ended December 31, 2017, the average balances of forward foreign currency exchange contracts as presented in the table below, is representative of the volume of activity for this derivative type during the year:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
     Average Monthly Notional Contracts Purchased                $(6,822,680)
     Average Monthly Notional Contracts Sold                     $ 3,579,421

     FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     For the year ended December 31, 2017, the average balances of futures contracts as presented in the table below, is representative of the volume of activity for this derivative type during the year:

     FUTURES CONTRACTS:
     Average Monthly Notional Value Balance Short                $(1,021,784)

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     The effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2017 was as follows:

                                ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                         YEAR ENDED DECEMBER 31, 2017             YEAR ENDED DECEMBER 31, 2017
                     STATEMENT OF ASSETS AND LIABILITIES       STATEMENT OF ASSETS AND LIABILITIES
                    ---------------------------------------- ----------------------------------------
                     LOCATION                 FAIR VALUE        LOCATION              FAIR VALUE
-----------------------------------------------------------------------------------------------------

Forward            Unrealized                                   Unrealized
Foreign            appreciation                                 depreciation
exchange           on forward                                   on forward
contracts          foreign currency                             foreign currency
                   contracts                  $ 65,864          contracts              $        -
                   Net Assets                                   Net Assets
Interest rate      -- Unrealized                                -- Unrealized
contracts          appreciation on                              depreciation on
                  futures contracts             12,000          futures contracts               -
                                              ---------                                -----------
Total derivatives not accounted
for as hedging instruments                    $ 77,864                                 $        -
                                              ---------                                -----------

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2017 is as follows:

Amount of realized gain or (loss) on derivatives recognized:

                                                                    FORWARD FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS     FUTURES   CURRENCY CONTRACTS     TOTAL
--------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts                  $       --        $270,512        $270,512
  Interest rate contracts                                (23,766)             --         (23,766)
                                                      -----------       --------        ---------
     Total                                            $  (23,766)       $270,512        $246,746
                                                      ===========       ========        =========

Change in unrealized appreciation or (depreciation) on derivatives recognized:

                                                                    FORWARD FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS     FUTURES   CURRENCY CONTRACTS     TOTAL
--------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts                  $       --         $56,234        $ 56,234
  Interest rate contracts                                 12,000              --          12,000
                                                     ----------          -------
     Total                                            $   12,000         $56,234        $ 68,234
                                                      ==========         =======        ========

Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended December 31, 2017, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2017, the Fund did not incur any interest or penalties.

     Cash Equivalents -- Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

     Expenses -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

     Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     Dividends and Distributions to Shareholders -- The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

     Redemption Fees -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the year ended December 31, 2017, the Fund's Class A shares retained $3,809. For the year ended December 31, 2016, the Fund's Institutional Class Shares and Class A Shares retained fees of $25 and $5,143, respectively. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

     Front-End Sales Commission -- Front-end sales commissions (the "sales charge") are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares.

     Cash Overdraft Charges -- Per the terms of the agreement with Brown Brothers Harriman & Co. (the "Custodian"), if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the published 30-day LIBOR plus 2.00% . Cash overdraft charges are included in Custodian Fees on the Statement of Operations. For the year ended December 31, 2017, the Fund paid $817 in cash overdraft charges.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2017, the Fund was charged $125,002, for these services.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Brown Brothers Harriman & Co. acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest" or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively "excluded expenses") from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2018.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund.

As of December 31, 2017, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $332,332, $340,453 and $362,795 expiring in 2018, 2019 and 2020 respectively. During the year ended December 31, 2017, there has been no recoupment of previously waived and reimbursed fees.

6.   SHARE TRANSACTIONS

                                             YEAR                       YEAR
                                            ENDED                      ENDED
                                         DECEMBER 31,               DECEMBER 31,
                                             2017                       2016
                                        --------------             -------------
SHARE TRANSACTIONS:
  INSTITUTIONAL CLASS
    Issued ..........................       826,372                   1,217,064
    Reinvested ......................       197,950                     133,071
    Redeemed ........................    (1,934,688)                 (2,344,081)
                                        --------------             -------------
  NET SHARE TRANSACTIONS ............      (910,366)                   (993,946)
                                        ==============             ==============
  CLASS A
    Issued ..........................       369,517                     795,218
    Reinvested ......................       122,209                     100,594
    Redeemed ........................    (1,611,243)                   (419,510)
                                        --------------             -------------
  NET SHARE TRANSACTIONS ............    (1,119,517)                    476,302
                                        ==============             ==============

7.   INVESTMENT TRANSACTIONS

The cost of security purchases and process from security sales, other than short-term securities, for the year ended December 31, 2017, were as follows:

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

                                      U.S. GOVERNMENT                  OTHER

    Purchases                          $  2,970,660              $  122,674,547
    Sales                                 3,918,263                 131,824,674

8.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences, primarily attributed to foreign currency gains and losses, REIT reclass, and sale of passive foreign investment companies ("PFIC"), have been reclassified to/from the following accounts during the year ended December 31, 2017:

        Undistributed Net               Accumulated Net
        Investment Loss                  Realized Gain

            $  (27,392)                    $  27,392

The tax character of ordinary dividends and capital gain distributions declared during the last two fiscal years was as follows:

                                             LONG-TERM
                       ORDINARY INCOME     CAPITAL GAIN        TOTAL
                       ---------------     ------------     ------------
     2017               $ 2,773,270        $  637,360       $ 3,410,630
     2016                 2,559,741            13,906         2,573,647

As of December 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income                   $  269,984
     Post October Currency Losses Deferred              (42,388)
     Unrealized Depreciation                            (44,324)
                                                     ------------
     Total Net Distributable Earnings                $  183,272
                                                     ------------

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post October losses represent losses realized on investment transactions from November 1, 2017 through December 31, 2017 that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

The difference between Federal tax cost and book cost are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years, mark to market of futures, and PFIC's.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at December 31, 2017 were as follows:

                       AGGREGATE GROSS    AGGREGATE GROSS
          FEDERAL        UNREALIZED         UNREALIZED       NET UNREALIZED
         TAX COST       APPRECIATION       DEPRECIATION       DEPRECIATION
        -----------   ----------------    ---------------    --------------
        $29,959,391       $344,354           $(388,775)         $(44,421)

9.   CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

investments to decline in value. The People's Republic of China (PRC) government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10.  OTHER:

As of December 31, 2017, 92% of Institutional Class Shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

11.  REGULATORY MATTERS:

In October 31, 2017 the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund's financial statements and related disclosures or impact the Fund's net assets or results of operations.

12.  NEW ACCOUNTING PRONOUNCEMENT:

In March 2017, the FASB issued an ASU, ASU 2017-8, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. At this time, management is evaluating the implications of these changes on financial statements.

13.  SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements. However, the following are details relating to subsequent events that have occurred since December 31, 2017.

On February 1, 2018 (the "Effective Date"), the name and 80% investment policy of the Harvest Funds Intermediate Bond changed as follows:

--------------------------------------------------------------------------------------------------------------------
                    Current                                        New
--------------------------------------------------------------------------------------------------------------------
Name                Harvest Funds Intermediate Bond                Harvest Asian Bond Fund
--------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
80% Investment      The Fund seeks to achieve its objective        The Fund seeks to achieve its objective
Policy              by investing, under normal market              by investing, under normal market
                    conditions, at least 80% of its net assets,    conditions, at least 80% of its net assets,
                    plus any borrowings for investment             plus any borrowings for investment
                    purposes, in a portfolio of fixed income       purposes, in a portfolio of fixed income
                    securities and other instruments with          securities of Asian issuers, and other
                    economic characteristics similar to fixed      instruments with economic characteristics
                    income securities.                             similar to such securities.
--------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of Harvest Funds Intermediate
Bond:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Harvest Funds Intermediate Bond (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 27, 2018

We have served as the auditor of one or more investment companies in Harvest Global Investments Limited since 2013.

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

     o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

     o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                    HARVEST FUNDS
                                                   INTERMEDIATE BOND
                                                   DECEMBER 31, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                      BEGINNING       ENDING
                                       ACCOUNT       ACCOUNT       ANNUALIZED     EXPENSES
                                        VALUE         VALUE         EXPENSE     PAID DURING
                                      7/01/17        12/31/17        RATIOS       PERIOD*
----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
     Institutional Class Shares      $ 1,000.00     $ 1,037.70        0.88%        $ 4.52
     Class A Shares                    1,000.00       1,036.30        1.13%          5.80
HYPOTHETICAL 5% RETURN
     Institutional Class Shares      $ 1,000.00     $ 1,020.77        0.88%        $ 4.48
     Class A Shares                    1,000.00       1,019.51        1.13%          5.75

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

                      This Page Intentionally Left Blank.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940

                                 POSITION WITH TRUST                    PRINCIPAL
                                 AND LENGTH OF TIME                    OCCUPATION
     NAME AND YEAR OF BIRTH           SERVED(1)                    IN THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(3),(4)
---------------------------------------------------------------------------------------------------------------------
ROBERT NESHER                    Chairman of the          SEI employee 1974 to present; currently performs
(Born: 1946)                     Board of Trustees        various services on behalf of SEI Investments for
                                   (Since 1991)           which Mr. Nesher is compensated.
---------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                     Trustee              Self-Employed Consultant since 2003. Partner at
(Born: 1940)                       (Since 1991)           Morgan, Lewis & Bockius LLP (law firm) from 1976
                                                          to 2003. Counsel to the Trust, SEI Investments, SIMC,
                                                          the Administrator and the Distributor.
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES(4)
---------------------------------------------------------------------------------------------------------------------
JOHN K. DARR                         Trustee              Retired. Chief Executive Officer, Office of Finance,
(Born: 1944)                       (Since 2008)           Federal Home Loan Banks, from 1992 to 2007.
---------------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.                Trustee              Self-Employed Consultant since January 2012.
(Born: 1952)                       (Since 2011)           Director of Endowments and Foundations,
                                                          Morningstar Investment Management,
                                                          Morningstar, Inc., 2010 to 2011. Director of
                                                          International Consulting and Chief Executive
                                                          Officer of Morningstar Associates Europe Limited,
                                                          Morningstar, Inc., 2007 to 2010. Country Manager
                                                          -- Morningstar UK Limited, Morningstar, Inc., 2005
                                                          to 2007.
---------------------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

(3) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

(4)  Trustees oversee 55 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-573-6994. The following chart lists Trustees and Officers as ofDecember 31, 2017.

                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser
Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI
Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management
(UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors' Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust,
SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments -- Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Trustee of O'Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of
Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land
Trust.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP
Funds. Director of The Korea Fund, Inc.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                 POSITION WITH TRUST                    PRINCIPAL
                                 AND LENGTH OF TIME                    OCCUPATION
     NAME AND YEAR OF BIRTH           SERVED(1)                    IN THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(CONTINUED)(3)
---------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON              Trustee (Since 2005)     Retired. Private Investor since 1994.
(Born: 1942)
---------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN               Trustee (Since 2005)     Vice President, Compliance, AARP Financial
(Born: 1943)                                              Inc. from 2008-2010. Self-Employed Legal and
                                                          Financial Services Consultant since 2003.
---------------------------------------------------------------------------------------------------------------------
BRUCE R. SPECA                   Trustee (Since 2011)     Global Head of Asset Allocation, Manulife
(Born: 1956)                                              Asset Management (subsidiary of Manulife
                                                          Financial), 2010 to 2011. Executive Vice
                                                          President -- Investment Management Services,
                                                          John Hancock Financial Services (subsidiary of
                                                          Manulife Financial), 2003 to 2010.
---------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.          Trustee                  Retired since 2012. Self-Employed Consultant,
(Born: 1942)                Lead Independent              Newfound Consultants Inc., 1997 to 2011.
                                 Trustee
                               (Since 1999)
---------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE                  President                Director of Client Service, SEI Investments
(Born: 1965)                    (since 2011)              Company, since 2004.
---------------------------------------------------------------------------------------------------------------------
JOHN BOURGEOIS              Assistant Treasurer           Fund Accounting Manager, SEI Investments,
(Born: 1973)                    (since 2017)              since 2000.
---------------------------------------------------------------------------------------------------------------------
STEPHEN CONNORS             Treasurer, Controller         Director, SEI Investments, Fund Accounting
(Born: 1984)                and Chief Financial           since 2014. Audit Manager, Deloitte & Touche
                            Officer (since 2015)          LLP, from 2011 to 2014.
---------------------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.
(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.
(3)  Trustees oversee 55 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: . Trustee of SEI Liquid Asset Trust to 2016.
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI
Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Member of the independent review committee for SEI's Canadian-registered mutual funds.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

                                 POSITION WITH TRUST                    PRINCIPAL
                                 AND LENGTH OF TIME                    OCCUPATION
     NAME AND YEAR OF BIRTH           SERVED(1)                    IN THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX             Vice President and       Counsel at SEI Investments since 2010.
(Born: 1977)                      Secretary (Since
                                       2011)
---------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                    Chief Compliance         Chief Compliance Officer of SEI Structured Credit
(Born: 1962)                    Officer (Since 2006)      Fund, LP since June 2007. Chief Compliance
                                                          Officer of The Advisors' Inner Circle Fund
                                                          II, Bishop Street Funds, The KP Funds, The
                                                          Advisors' Inner Circle Fund III, Winton Diversified
                                                          Opportunities Fund (closed-end investment
                                                          company), Gallery Trust, Schroder Series Trust,
                                                          Schroder Global Series Trust, SEI Institutional
                                                          Managed Trust, SEI Asset Allocation Trust, SEI
                                                          Institutional International Trust, SEI Institutional
                                                          Investments Trust, SEI Daily Income Trust, SEI
                                                          Tax Exempt Trust, Adviser Managed Trust, New
                                                          Covenant Funds, SEI Insurance Products Trust
                                                          and SEI Catholic Values Trust. Chief Compliance
                                                          Officer of O'Connor EQUUS (closed-end
                                                          investment company) to 2016. Chief Compliance
                                                          Officer of SEI Liquid Asset Trust to 2016. Chief
                                                          Compliance Officer of Winton Series Trust to 2017.
---------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER                   Vice President and       Attorney, SEI Investments Company
(Born: 1978)                    Assistant Secretary       (2012-present). Associate Counsel and
                                    (Since 2013)          Compliance Officer, The Glenmede Trust Company,
                                                          N.A. (2011-2012).
---------------------------------------------------------------------------------------------------------------------
ROBERT MORROW                   Vice President Since      Account Manager, SEI Investments, since 2007.
(Born: 1968)                           2017)
---------------------------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL              Anti-Money Laundering      Senior Associate and AML Officer, Morgan Stanley
(Born: 1980)                   Compliance Officer and     Alternative Investment Partners from April 2011 to
                                Privacy Officer (since    March 2015.
                                       2015)
---------------------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

                              OTHER DIRECTORSHIPS
                          HELD IN THE PAST FIVE YEARS
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of The Advisors' Inner Circle Fund (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition;
(iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds;
(vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with regular reports regarding the Fund's performance over various time periods, including since its inception, and information regarding the Fund's performance since the Agreement was last renewed. The Trustees also

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund's performance was satisfactory, or, where the Fund's performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser's profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

RENEWAL OF THE AGREEMENT

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2017, tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2017, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                               QUALIFYING FOR
LONG TERM                                        CORPORATE                                                    SHORT-TERM
  CAPITAL          ORDINARY                      DIVIDEND       QUALIFYING         U.S.        INTEREST         CAPITAL
   GAIN             INCOME          TOTAL        RECEIVABLE      DIVIDEND       GOVERNMENT      RELATED          GAIN
DISTRIBUTION    DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)     INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
----------------------------------------------------------------------------------------------------------------------------
  18.69%            81.31%        100.00%          0.00%          0.00%           0.00%          0.00%           100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and it is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors' Inner Circle Fund-Harvest Funds Intermediate Bond who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" and is reflected as a percentage of net investment income distribution that is exempt from U.S withholding tax when paid to foreign investors.

(5)  The percentage in this column represents the amount of "Short-Term
     Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2017. Complete information will be computed and reported with your 2017 Form 1099-DIV.

                                     Notes

                                     Notes

                                     Notes

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                           8 Connaught Place, Central
                                   Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                         2001 Market Street, Suite 1800
                             Philadelphia, PA 19103

                      This information must be preceded or
                  accompanied by a current prospectus for the
                                     Fund.

                                                                 HGI-AR-001-0500

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                     2017                                                        2016
------------------------------------------------------------------------------------------------------------------------------------
                  All fees and      All fees and         All other            All fees and      All fees and         All other
                  services to       services to          fees and             services to       services to          fees and
                  the Trust         service              services to          the Trust         service              services to
                  that were         affiliates that      service              that were         affiliates           that service
                  pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                  approved          approved             did not              approved          approved             did not
                                                         require                                                     require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)   Audit        $101,400             N/A                  N/A               $99,400             N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(b)   Audit-         N/A                N/A                  N/A                 N/A               N/A                   N/A
      Related
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(c)   Tax           $30,000             N/A               $120,500               N/A               N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(d)   All            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Other
      Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                     2017                                                        2016
------------------------------------------------------------------------------------------------------------------------------------
                  All fees and      All fees and         All other            All fees and      All fees and         All other
                  services to       services to          fees and             services to       services to          fees and
                  the Trust         service              services to          the Trust         service              services to
                  that were         affiliates that      service              that were         affiliates           that service
                  pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                  approved          approved             did not              approved          approved             did not
                                                         require                                                     require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)   Audit       $22,600               N/A                  N/A               $21,945             N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(b)   Audit-         N/A                N/A                  N/A                 N/A               N/A                   N/A
      Related
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(c)   Tax            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(d)   All            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Other
      Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Deloitte & Touche LLP ("D&T") related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                     2017                                                        2016
------------------------------------------------------------------------------------------------------------------------------------
                  All fees and      All fees and         All other            All fees and      All fees and         All other
                  services to       services to          fees and             services to       services to          fees and
                  the Trust         service              services to          the Trust         service              services to
                  that were         affiliates that      service              that were         affiliates           that service
                  pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                  approved          approved             did not              approved          approved             did not
                                                         require                                                     require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)   Audit          $0                 N/A                  N/A                 $0                N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(b)   Audit-         N/A                N/A                  N/A                 N/A               N/A                   N/A
      Related
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(c)   Tax            $0                 N/A                  N/A                 $0                N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(d)   All            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Other
      Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by BBD, LLP ("BBD") related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                     2017                                                        2016
------------------------------------------------------------------------------------------------------------------------------------
                  All fees and      All fees and         All other            All fees and      All fees and         All other
                  services to       services to          fees and             services to       services to          fees and
                  the Trust         service              services to          the Trust         service              services to
                  that were         affiliates that      service              that were         affiliates           that service
                  pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                  approved          approved             did not              approved          approved             did not
                                                         require                                                     require
                                                         pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)   Audit          $0                 N/A                  N/A                 $0                N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(b)   Audit-         N/A                N/A                  N/A                 N/A               N/A                   N/A
      Related
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(c)   Tax            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Fees
------------------------------------------------------------------------------------------------------------------------------------
(d)   All            N/A                N/A                  N/A                 N/A               N/A                   N/A
      Other
      Fees
------------------------------------------------------------------------------------------------------------------------------------

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

        ----------------------------------------------------
                                       2017           2016
        ----------------------------------------------------
          Audit-Related Fees            0%             0%
        ----------------------------------------------------
          Tax Fees                      0%             0%
        ----------------------------------------------------
          All Other Fees                0%             0%
        ----------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

        ----------------------------------------------------
                                       2017           2016
        ----------------------------------------------------
          Audit-Related Fees            0%             0%
        ----------------------------------------------------
          Tax Fees                      0%             0%
        ----------------------------------------------------
          All Other Fees                0%             0%
        ----------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

        ----------------------------------------------------
                                       2017           2016
        ----------------------------------------------------
          Audit-Related Fees            0%             0%
        ----------------------------------------------------
          Tax Fees                      0%             0%
        ----------------------------------------------------
          All Other Fees                0%             0%
        ----------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

        ----------------------------------------------------
                                       2017           2016
        ----------------------------------------------------
          Audit-Related Fees            0%             0%
        ----------------------------------------------------
          Tax Fees                      0%             0%
        ----------------------------------------------------
          All Other Fees                0%             0%
        ----------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $150,500 and $0 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
          INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund

By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------
                                          Michael Beattie, President

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------
                                          Michael Beattie, President

Date: March 9, 2018

By (Signature and Title)*                 /s/ Stephen Connors
                                          ----------------------------
                                          Stephen Connors,
                                          Treasurer, Controller & CFO

Date: March 9, 2018

* Print the name and title of each signing officer under his or her signature.




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